Retirement Benefits	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Retirement Benefits	10. Retirement benefits For the years ended December 31, 2017 and 2016, the amount of Won 1,219 million and Won 1,646 million was recognized as expenses related to the defined contribution plan.